Due to Former Directors - Related Parties (Details Narrative) (10K) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Due To Former Directors - Related Parties Details Narrative
Due to directors - related parties	$ 31,329	$ 32,898	$ 35,204